UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10569

First Funds

(Exact name of registrant as specified in charter)

3435 Stelzer Road

Columbus, Ohio 43219

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 494-8510

Date of fiscal year end: 4/30/09

Date of reporting period: 1/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

FIRST FUNDS

FIRST CALIBER EQUITY

SCHEDULE OF PORTFOLIO INVESTMENTS

JANUARY 31, 2009 (UNAUDITED)

SHARES	SECURITY DESCRIPTION	VALUE
COMMON STOCKS (82.7%):
Consumer Discretionary (5.6%):
10,500	Apollo Group, Inc., Class A (a)	$855,330
16,750	Home Depot, Inc.	360,628
36,650	McDonald’s Corp.	2,126,433
15,750	NIKE, Inc. Class B	712,687

		4,055,078

Consumer Staples (12.1%):
29,450	General Mills, Inc.	1,741,967
40,300	Kraft Foods, Inc.	1,130,415
19,050	Lorillard, Inc.	1,132,713
34,855	PepsiCo, Inc.	1,750,767
29,257	Procter & Gamble Co.	1,594,506
33,360	Wal-Mart Stores, Inc.	1,571,923

		8,922,291

Energy (12.7%):
23,115	Apache Corp.	1,733,625
39,880	Chevron Corp.	2,812,338
15,000	ConocoPhillips	712,950
38,000	Marathon Oil Corp.	1,034,740
33,190	Occidental Petroleum Corp.	1,810,514
62,050	Petrohawk Energy Corp. (a)	1,223,006

		9,327,173

Financial (4.8%):
66,750	Charles Schwab Corp.	907,132
7,100	MasterCard, Inc., Class A	964,038
19,700	Northern Trust Corp. (b)	1,133,144
34,300	U.S. Bancorp (b)	509,012

		3,513,326

Health Care (13.8%):
17,150	Baxter International, Inc.	1,005,847
39,100	Celgene Corp. (a)	2,070,345
29,250	Express Scripts, Inc. (a)	1,572,480
14,900	Genzyme Corp. (a)	1,026,908
31,900	Gilead Sciences, Inc. (a)	1,619,563
22,140	Johnson & Johnson	1,277,257
101,500	Pfizer, Inc.	1,479,870

		10,052,270

Industrials (8.6%):
36,900	Deere & Co.	1,281,906
10,522	First Solar, Inc. (a)	1,502,542
29,600	Fluor Corp.	1,151,440
31,250	Raytheon Co.	1,581,875
23,561	URS Corp. (a)	802,252

		6,320,015

Information Technology (15.1%):
54,600	Accenture Ltd.	1,723,176

See notes to schedules of portfolio investments.

FIRST FUNDS

FIRST CALIBER EQUITY

SCHEDULE OF PORTFOLIO INVESTMENTS, CONCLUDED

JANUARY 31, 2009 (UNAUDITED)

SHARES/ UNITS	SECURITY DESCRIPTION	VALUE
COMMON STOCKS, CONTINUED:
Information Technology, Continued:
13,180	Apple, Inc. (a)(b)	$1,187,914
35,600	Hewlett-Packard Co.	1,237,100
24,300	International Business Machines Corp. (b)	2,227,095
129,140	Oracle Corp. (a)	2,173,426
21,000	QUALCOMM, Inc.	725,550
32,625	Research In Motion Ltd. (a)(b)	1,807,425

		11,081,686

Materials (3.1%):
12,550	Cliffs Natural Resources, Inc.	290,784
14,080	Freeport-McMoRan Copper & Gold, Inc.	353,971
27,000	Massey Energy Co.	409,860
29,400	Nucor Corp.	1,199,226

		2,253,841

Telecom Services (3.3%):
58,387	AT&T, Inc. (b)	1,437,488
26,250	Embarq Corp.	937,650

		2,375,138

Utilities (3.6%):
26,400	American Electric Power Co., Inc.	827,640
32,350	Northeast Utilities	769,930
27,000	Progress Energy, Inc.	1,045,440

		2,643,010

Total Common Stocks		60,543,828

EXCHANGE TRADED FUNDS (5.2%):
179,450	Financial Select Sector SPDR Fund	1,658,118
33,000	Industrial Select Sector SPDR Fund	680,130
102,500	SPDR KBW Bank ETF	1,463,700

Total Exchange Traded Funds		3,801,948

INVESTMENT COMPANIES (11.7%):
8,529,840	First Elite Money Market Fund (c)	8,529,840

Total Investment Companies		8,529,840

Total Investments (Cost $79,227,116) (d) — (99.6%)		$72,875,616

Percentages indicated are based on net assets of $73,207,798.

(a)	Represents non-income producing securities.
(b)	This security or a partial position of the security is segregated with the custodian for written options.
(c)	Affiliate.
(d)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes.
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

Options outstanding on January 31, 2009:

Call	Exercise Price	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation/ Depreciation
AT&T, Inc.	$25.00	2/21/2009	(145)	$(11,020)	$2,900
International Business Machines Corp.	100.00	2/21/2009	(30)	(900)	570
Northern Trust	60.00	2/21/2009	(50)	(13,250)	850
Research In Motion Ltd.	55.00	2/21/2009	(83)	(26,975)	(7,975)
U.S. Bancorp	17.50	2/21/2009	(85)	(3,315)	6,205
Apple, Inc.	95.00	3/21/2009	(131)	(53,710)	(15,453)
Put
Apple, Inc.	75.00	2/21/2009	105	3,570	(29,020)
International Business Machines Corp.	85.00	2/21/2009	30	3,300	(5,040)

Options Total					$(46,963)

See notes to schedules of portfolio investments.

FIRST FUNDS

FIRST STERLING INCOME

SCHEDULE OF PORTFOLIO INVESTMENTS

JANUARY 31, 2009 (UNAUDITED)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
CORPORATE BONDS (55.3%):
Banking, Finance & Insurance (24.0%):
$1,000,000	Caterpillar Financial Services Corp., 4.30%, 6/1/10	$1,014,294
1,000,000	Citigroup, Inc., 3.63%, 2/9/09	999,742
1,000,000	Citigroup, Inc., 4.75%, 12/15/10	861,756
500,000	Citigroup, Inc., 5.13%, 2/14/11	479,401
1,000,000	General Electric Capital Corp., 5.88%, 2/15/12	1,015,929
250,000	General Electric Capital Corp., 5.00%, 4/10/12	247,318
1,000,000	General Electric Capital Corp., 5.38%, 10/20/16	928,289
2,000,000	Goldman Sachs Group, Inc., 5.70%, 9/1/12	1,940,878
1,000,000	JPMorgan Chase & Co., 6.00%, 1/15/18	1,004,077
2,000,000	Merrill Lynch & Co., 6.05%, 8/15/12	1,944,552
1,150,000	Morgan Stanley Dean Witter, 6.60%, 4/1/12	1,104,527
500,000	SLM Corp., 4.50%, 7/26/10	464,950
1,000,000	Textron Financial Corp., 5.13%, 2/3/11	851,617

		12,857,330

Beverages-Wine/Spirits (1.0%):
500,000	Diageo plc, 7.38%, 1/15/14	548,335

Computer Peripherals (1.9%):
1,000,000	Cisco Systems, Inc., 5.25%, 2/22/11	1,045,877

Computers (2.5%):
1,285,000	IBM Corp., 6.50%, 1/15/28	1,330,477

Health Care (1.6%):
1,000,000	Humana, Inc., 6.45%, 6/1/16	848,605

Industrial Goods & Services (2.7%):
1,000,000	Honeywell International, Inc., 5.30%, 3/1/18	1,000,669
500,000	Weyerhaeuser Co., 6.75%, 3/15/12	472,473

		1,473,142

Integrated Oil & Gas (3.6%):
1,000,000	Marathon Oil Corp., 6.00%, 10/1/17	891,739
1,000,000	Weatherford International Ltd., 9.63%, 3/1/19	1,017,789

		1,909,528

Medical Instruments (1.0%):
500,000	Medtronic, Inc., 4.38%, 9/15/10	511,778

Metals (0.8%):
500,000	Alcoa, Inc., 6.00%, 7/15/13	427,792

Paper & Related Products (0.8%):
500,000	Avery Dennison Corp., 6.63%, 10/1/17	440,765

Pharmaceuticals (4.0%):
2,000,000	American Home Products, 6.95%, 3/15/11	2,135,418

Retail (3.6%):
1,000,000	Home Depot, Inc., 5.40%, 3/1/16	909,309

See notes to schedules of portfolio investments.

FIRST FUNDS

FIRST STERLING INCOME

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

JANUARY 31, 2009 (UNAUDITED)

SHARES OR PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
CORPORATE BONDS, CONTINUED:
Retail, Continued:
$1,000,000	Wal-Mart Stores, Inc., 4.13%, 2/15/11	$1,033,974

		1,943,283

Software (1.9%):
1,000,000	Oracle Corp., 5.00%, 1/15/11	1,043,596

Telecommunications (5.9%):
1,000,000	AT&T, Inc., 6.70%, 11/15/13	1,079,680
500,000	CBS Corp., 7.70%, 7/30/10	504,080
1,000,000	GTE California, Inc., 6.70%, 9/1/09	1,024,360
500,000	New Cingular Wireless Service, 7.88%, 3/1/11	537,632

		3,145,752

Total Corporate Bonds		29,661,678

PREFERRED STOCKS (1.3%):
Banking, Finance & Insurance (1.3%):
10,000	JPMorgan Chase Capital XIX	214,100
10,000	PNC Capital Trust	223,100
10,000	USB Capital XI	224,400

Total Preferred Stocks		661,600

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (1.5%):
Freddie Mac (1.5%):
$815,210	5.00%, 9/15/24	821,290

Total U.S. Government Agency Collateralized Mortgage Obligations		821,290

U.S. GOVERNMENT AGENCY SECURITIES (39.1%):
Fannie Mae (18.9%):
1,000,000	4.00%, 5/20/13	1,029,372
2,317,500	5.00%, 10/25/16	2,392,780
500,000	5.00%, 4/26/17	505,036
4,000,000	5.08%, 11/5/15	4,172,120
2,000,000	5.25%, 8/1/12	2,066,480

		10,165,788

Federal Farm Credit Bank (3.9%):
1,000,000	4.25%, 4/16/18	1,033,032
1,000,000	5.05%, 11/6/17	1,092,483

		2,125,515

Federal Home Loan Bank (7.7%):
1,000,000	4.00%, 9/28/15	1,018,741
1,000,000	4.50%, 1/7/13	1,015,424
2,000,000	5.50%, 10/19/17	2,081,048

		4,115,213

Freddie Mac (6.6%):
1,000,000	4.00%, 9/19/14	1,020,268

See notes to schedules of portfolio investments.

FIRST FUNDS

FIRST STERLING INCOME

SCHEDULE OF PORTFOLIO INVESTMENTS, CONCLUDED

JANUARY 31, 2009 (UNAUDITED)

SHARES OR PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
$1,000,000	5.30%, 5/12/20	$1,008,259
1,500,000	5.65%, 2/23/17	1,502,809

		3,531,336

Tennessee Valley Authority (2.0%):
1,000,000	4.88%, 12/15/16	1,052,700

Total U.S. Government Agency Securities		20,990,552

U.S. TREASURY OBLIGATION (1.0%):
U.S. Treasury Notes (1.0%):
500,000	3.88%, 5/15/18	542,969

Total U.S. Treasury Obligation		542,969

INVESTMENT COMPANIES (0.8%):
433,860	First Elite Money Market Fund (a)	433,860

Total Investment Companies		433,860

Total Investments (Cost $52,820,806) (b) — (99.0%)		$53,111,949

Percentages indicated are based on net assets of $53,675,522.

(a)	Affiliate.
(b)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes.

See notes to schedules of portfolio investments.

FIRST FUNDS

FIRST ELITE MONEY MARKET

SCHEDULE OF PORTFOLIO INVESTMENTS

JANUARY 31, 2009 (UNAUDITED)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
U.S. GOVERNMENT AGENCY SECURITIES (83.7%):
Federal Farm Credit Bank (a) (9.8%):
$2,000,000	0.08%, 2/17/09	$1,999,929
1,500,000	0.18%, 3/9/09	1,499,730
1,000,000	2.89%, 4/16/09	994,142
4,875,000	3.03%, 6/17/09	4,821,592
5,000,000	2.96%, 7/30/09	4,929,146

		14,244,539

Federal Home Loan Bank (70.8%):
6,500,000	0.09%, 2/2/09 (a)	6,499,877
5,000,000	0.01%, 2/3/09 (a)	4,999,997
5,500,000	0.79%, 2/4/09 (a)	5,499,569
2,500,000	0.12%, 2/6/09 (a)	2,499,958
4,060,000	0.15%, 2/9/09 (a)	4,059,865
2,500,000	0.87%, 2/10/09 (a)	2,499,463
3,000,000	0.18%, 2/12/09 (a)	2,999,835
2,500,000	0.10%, 2/13/09 (a)	2,499,917
3,105,000	2.14%, 2/17/09 (a)	3,102,102
2,770,000	0.66%, 2/18/09 (a)	2,769,150
3,000,000	1.10%, 2/19/09 (a)	2,998,380
1,600,000	0.19%, 2/24/09 (a)	1,599,809
2,500,000	0.22%, 3/2/09 (a)	2,499,557
2,525,000	0.15%, 3/3/09 (a)	2,523,509
3,000,000	0.74%, 3/4/09 (a)	2,998,114
1,000,000	0.09%, 3/11/09 (a)	999,905
2,500,000	2.04%, 3/13/09 (a)	2,494,444
5,000,000	0.22%, 3/23/09 (a)	4,998,538
2,500,000	0.07%, 3/25/09 (a)	2,499,747
4,000,000	0.29%, 3/27/09 (a)	3,998,372
2,000,000	0.17%, 3/30/09 (a)	1,999,462
2,000,000	0.36%, 4/13/09 (a)	1,998,619
1,500,000	1.51%, 4/14/09 (a)	1,495,560
2,000,000	0.22%, 4/17/09 (a)	1,999,083
2,500,000	0.37%, 4/20/09 (a)	2,498,050
2,500,000	1.52%, 5/4/09 (a)	2,490,474
3,000,000	2.04%, 5/18/09 (b)	2,997,991
2,000,000	1.20%, 5/29/09 (a)	1,992,330
1,000,000	0.41%, 6/9/09 (a)	998,578
1,500,000	0.41%, 6/25/09 (a)	1,497,600
1,000,000	1.28%, 6/30/09 (a)	994,827
2,500,000	0.46%, 7/1/09 (a)	2,495,302
2,000,000	0.41%, 7/14/09 (a)	1,996,287
6,000,000	0.29%, 8/13/09 (b)	5,992,226
1,000,000	0.60%, 9/11/09 (a)	996,300
3,000,000	1.19%, 10/13/09 (b)	3,002,844
2,000,000	0.82%, 1/4/10 (a)	1,985,022

See notes to schedules of portfolio investments.

FIRST FUNDS

FIRST ELITE MONEY MARKET

SCHEDULE OF PORTFOLIO INVESTMENTS, CONCLUDED

JANUARY 31, 2009 (UNAUDITED)

SHARES OR PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
		$102,470,663

Tennessee Valley Authority (a) (3.1%):
$4,500,000	0.07%, 2/5/09	4,499,968

Total U.S. Government Agency Securities		121,215,170

MASTER DEMAND NOTES (11.8%):
Federal Home Loan Bank (11.8%):
17,100,000	0.02%, 12/12/09 (b)	17,100,000

Total Master Demand Notes		17,100,000

INVESTMENT COMPANIES (4.5%):
6,545,707	Goldman Sachs Financial Square Federal Fund	6,545,707

Total Investment Companies		6,545,707

Total Investments (Cost $144,860,877) (c) — (100.0%)		$144,860,877

Percentages indicated are based on net assets of $144,846,371.

(a)	Discount Note securities. The rate reflected on the Schedule of Portfolio Investments is the effective yield of the security.
(b)	Variable rate securities. The interest rate on these securities are adjusted periodically to reflect current interest rates. The rate represents the rate that was in effect on January 31, 2009.
(c)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes.

See notes to schedules of portfolio investments.

FIRST FUNDS

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

JANUARY 31, 2009 (UNAUDITED)

1. ORGANIZATION:

First Funds (the “Trust”) was organized as a Massachusetts business trust on November 1, 2001, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust presently offers shares of First Caliber Equity, First Sterling Income, and First Elite Money Market, (individually referred to as a “Fund” and collectively as the “Funds”).

The Trust has an unlimited number of shares of beneficial interest, with a par value of $0.001 which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer two classes of shares: Trust Class and Class A. Shareholders of each class are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

Each Class A and Trust Class share of the Funds represents identical interests in each Fund’s investment portfolio and have the same rights, except that (i) Class A shares bear the expense of a distribution fee, which will cause Class A shares to have a higher expense ratio and to pay lower dividends than those related to Trust Class shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with vendors and others that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of portfolio investments. The policies are in conformity with accounting principles generally accepted in the United States (“GAAP”). The preparation of the schedules of portfolio investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts at the date of the schedules of portfolio investments. The actual results could differ from those estimates.

SECURITIES VALUATION:

Investments of First Elite Money Market are valued in accordance with Rule 2a-7 of the 1940 Act at amortized cost, which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Equity securities are generally valued on the basis of market quotations or official closing prices on the principal exchange on which the securities are traded or by an independent pricing service approved by the Board of Trustees. Equity securities quoted by NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Debt securities are generally valued on the basis of market quotations or official closing prices or by an independent pricing service approved by the Board of Trustees. Certain securities, such as U.S. Government securities, are valued at their market values determined on the latest bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. If market quotations or official closing prices or valuations from a pricing service are not readily available, or are determined not to accurately reflect fair value (such as when the value of a security is materially affected by events occurring before their valuation time but after the close of the primary market on which the security is principally traded) the Fund may value those investments at fair value as determined in accordance with procedures approved by the Board of Trustees. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Debt instruments with maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that this does not result in a fair value. Such valuations received from a pricing service may be established through the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

FIRST FUNDS

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (CONTINUED)

JANUARY 31, 2009 (UNAUDITED)

Effective May 1, 2008 the Funds adopted Statement of Financial Accounting Standards No. 157 (“SFAS No. 157), “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

One key component of SFAS No. 157 is the development of a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2009:

Fund	Level 1 – Quoted Prices		Level 2 – Other Significant Observable Inputs		Level 3 – Significant Unobservable Inputs		Total
	Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*
First Caliber Equity	$72,875,616	$(46,963)	$—	$—	$—	$—	$72,875,616	$(46,963)
First Sterling Income	661,600	—	52,450,349	—	—	—	53,111,949	—
First Elite Money Market	—	—	144,860,877	—	—	—	144,860,877	—

* Other financial instruments are derivative instruments not reflected in the schedules of portfolio investments, such as futures, forwards, options, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS:

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161”. FAS 133-1 and FIN 45-4 is effective for fiscal years and interim periods ending after November 15, 2008. FAS 133-1 and FIN 45-4 require enhanced disclosures by sellers of credit derivatives and certain guarantees, including the nature of these derivatives, approximate terms, reasons for entering into these instruments, and status of payment/performance risk. Management is currently reviewing the impact of the adoption these standards will have on the Funds’ financial statements and related disclosures.

SECURITY TRANSACTIONS:

During the period, security transactions were accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.

WRITTEN OPTIONS CONTRACTS:

The First Caliber Equity Fund and First Sterling Income Fund may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses.

FIRST FUNDS

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (CONCLUDED)

JANUARY 31, 2009 (UNAUDITED)

The following is a summary of First Caliber Equity’s written option activity for the period ended January 31, 2009:

Contracts	Number of Contracts	Premium
Options outstanding at 10/31/2008	—	$—
Options purchased	135	40,930
Options written	(4,627)	(387,471)
Options expired	1,007	55,740
Options bought back	3,096	235,464
Options exercised	—	—

Options outstanding at 1/31/2009	(389)	$(55,337)

VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES:

The Funds may, from time to time, purchase variable or floating rate demand notes issued by corporations, bank holding companies, financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed up by a letter of credit or other obligation issued by a financial institution.

3. FEDERAL INCOME TAX INFORMATION:

As of January 31, 2009, the tax cost and unrealized appreciation/(depreciation) of securities was as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
First Caliber Equity	$80,096,155	$3,937,426	$(11,157,965)	$(7,220,539)
First Sterling Income	53,693,722	1,414,172	(1,995,945)	(581,773)
First Elite Money Market	144,860,877	—	—	—

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Funds

By (Signature and Title)	/s/ Arthur A. Jensen
Arthur A. Jensen, Treasurer

Date March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Franklin Hall
J. Franklin Hall, President

Date March 26, 2009

By (Signature and Title)	/s/ Arthur A. Jensen
Arthur A. Jensen, Treasurer

Date March 23, 2009